Trade and other payables - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 23, 2024
Trade And Other Payables [Line Items]
Marketing costs	€ 5,800	€ 5,400	€ 5,200
Coca-Cola Beverages Philippines, Inc.
Trade And Other Payables [Line Items]
Trade and other payables				€ 372
Coca-Cola Beverages Philippines, Inc. | Presented within trade accounts payable
Trade And Other Payables [Line Items]
Trade and other payables				€ 40
Bottom of range
Trade And Other Payables [Line Items]
Trade payables settlement period	70 days
Top of range
Trade And Other Payables [Line Items]
Trade payables settlement period	80 days